INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (Recovery)
	2020	2019
Current tax
Current tax expense in respect of the current year	$—	$—

Deferred tax
Deferred tax expense (recovery) in the current year	—	—
Total income tax expense recognized in the current year	$—	$—

Schedule of effective income tax rate reconciliation
	2020 (Restated)(d)		2019
Loss before income taxes	$(25,895	)(a)	$(45,980	)(b)
Expected federal income tax recovery calculated at 27%(c)	(6,992)		(12,415)
Effect of income/expenses, net, that are not (taxable)/deductible (permanent differences) in determining taxable profit	(1,454)		2,019
Tax rates differences applicable to foreign subsidiaries	(143)		(632)
Adjustments related to prior years	958		—
Change valuation allowance	8,009		10,150
Foreign exchange	(378)		878
Income tax expense	$—		$—

(a)      Loss before income taxes of $25,891 plus loss from equity investment of $4.

(b)      Loss before income taxes of $45,884 plus loss from equity investment of $96.

(c)      Due to the substantial alignment of the taxable income base between Canada and its provinces, the combined federal and provincial rate has been used as the reconciliation rate.

(d)      Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.

Schedule of deferred tax assets and liabilities
	2020	2019
Deferred tax asset (liability)
Non-capital losses carry forward	$18,436	$11,909
Capital losses carryforward	98	—
Other	1,697	1,567
Property, plant and equipment	279	—
Intangibles	441	—
Deferred tax assets	$20,951	$13,476
Valuation allowance	(20,525)	(12,515)
Intangible assets	(5,700)	(5,713)
Other	(426)	(948)
Net deferred tax liability	$(5,700)	$(5,700)

Schedule of summary of operating loss carryforwards
	Canada	United States	Colombia	United Kingdom	Portugal	Germany
2030	$—	$—	$3,176	$—	$—	$—
2031			14,635		2,150
2032			7,048		5,157
2037	75	641	—
2038	323	—	—
2039	3,914
2040	11,519
Indefinite	—	11,963	—	1,761		7,824
Total	$15,831	$12,604	$24,859	$1,761	$7,307	$7,824